Income tax - Components of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carry-forwards	¥ 1,657,491	¥ 1,339,819
Development Expense	2,876,708	3,419,526
Accrued expenses	520,494	355,956
Inter-group unrealized profits	227,014	194,486
Depreciation and amortization	371,642	150,217
Others	26,499	6,415
Valuation allowance	(5,339,883)	(5,380,024)	¥ (3,151,394)	¥ (1,061,275)
Total deferred tax assets, net of valuation allowance	339,965	86,395
Deferred tax liabilities:
Disposal of an associate	52,847
Others	4,405	8,337
Total deferred tax liabilities	57,252	8,337
Net deferred tax assets	282,713	78,058
Deferred tax liabilities	57,252	8,337
Deferred tax assets	¥ 339,965	¥ 86,395